Eaton Vance Arizona  Municipals Fund            Eaton Vance Minnesota Municipals Fund
Eaton Vance Colorado Municipals Fund            Eaton Vance New Jersey Municipals Fund
Eaton Vance Connecticut Municipals Fund         Eaton Vance Pennsylvania Municipals Fund
Eaton Vance Michigan Municipals Fund

               Supplement to Statements of Additional Information
                             dated December 1, 2001

Eaton Vance Alabama Municipals Fund             Eaton Vance South Carolina Municipals Fund
Eaton Vance Arkansas Municipals Fund            Eaton Vance Tennessee Municipals Fund
Eaton Vance Georgia Municipals Fund             Eaton Vance Virginia Municipals Fund
Eaton Vance Kentucky Municipals Fund            Eaton Vance Asian Small Companies Fund
Eaton Vance Louisiana Municipals Fund           Eaton Vance Greater China Growth Fund
Eaton Vance Maryland Municipals Fund            Eaton Vance Growth Fund
Eaton Vance Missouri Municipals Fund            Eaton Vance Information Age Fund
Eaton Vance North Carolina Municipals Fund      Eaton Vance Worldwide Health Sciences Fund
Eaton Vance Oregon Municipals Fund

               Supplement to Statements of Additional Information
                              dated January 1, 2001


1. The following replaces the last paragraph (or, in the case of Greater China Growth Fund and Asian Small Companies Fund, the second-to-last paragraph) under "Investment Restrictions":

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund or Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund or Portfolio to dispose of such security or other asset.


2.   The following supplements the information under "Performance":

In addition to providing returns before the reduction of taxes, each Fund may present average annual and cumulative total returns after the reduction of taxes. After-tax returns may be calculated using different tax rate and sales load assumptions.





December 1, 2001